SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   SEPTEMBER 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

9-1        GF       7000    13.75               18.86 	         Weeden & Co.
9-2        " "      19600    14.3425           19.42                  " "
9-3        " "        7000    14.2411           19.32                  " "
9-4        " "      19600    14.3897           19.15                  " "
9-8        " "      18800    15.0283           19.84                  " "
9-9        " "      23600    15.0437           19.89                  " "
9-10      " "      23600    14.5625           19.64                  " "
9-11      " "      23600    14.7585           19.55                  " "
9-14      " "        2700    15.4375           19.67                  " "
9-15      " "      18300    15.1462           19.62                  " "
9-17      " "      15100    14.8796           19.09                  " "
9-21      " "      18700    14.4014           18.29                  " "
9-22      " "      22100    14.8266           18.55                  " "
9-23      " "      10000    15.125             18.69                  " "
9-24      " "      22100    15.00               18.78                  " "
9-25      " "      10000    14.5312           18.67                  " "
9-28      " "      17700    14.9823           18.65                  " "
9-29      " "        7600    14.7286           18.66                  " "
9-30      " "      17700    14.3125           18.30                  " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Joseph Cheung - Treasurer
Date of Statement          10/5/98